Equity-accounted investees (Associate statement of earnings) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	$ 2,587,758	$ 1,868,003
Cost of products and services sold	(1,805,768)	(1,457,336)
Depreciation and amortization	(220,324)	(177,376)
Finance income	111,670	37,499
Finance costs	(115,869)	(85,728)
Income tax expense	(126,337)	4,469
Net earnings	360,816	89,264
Other comprehensive income (loss), net of taxes	(75,338)	(18,899)
Total comprehensive income (loss)	285,478	70,365
JV Inkai [Member]
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	708,679	476,354
Cost of products and services sold	(99,160)	(66,119)
Depreciation and amortization	(35,187)	(24,749)
Finance income	1,343	1,341
Finance costs	(1,069)	(2,635)
Other expense	(34,738)	(30,770)
Income tax expense	(106,419)	(74,763)
Net earnings	433,449	278,659
Total comprehensive income (loss)	433,449	$ 278,659
Westinghouse Electric Company [Member]
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	1,063,417
Cost of products and services sold	(408,745)
Depreciation and amortization	(124,012)
Marketing, administrative and general expenses	(498,775)
Finance income	3,846
Finance costs	(59,414)
Other expense	(39,641)
Income tax expense	13,555
Net earnings	(49,769)
Other comprehensive income (loss), net of taxes	13,933
Total comprehensive income (loss)	$ (35,836)